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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [_]; Amendment Number: __________
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Silver Lake Technology Management, L.L.C.
Address: 2775 Sand Hill Road, Suite 100
         Menlo Park, CA 94025

Form 13F File Number: 028-12358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan K. Austin
Title: Managing Director and Chief Operating Officer
Phone: (650) 233-8120

Signature, Place, and Date of Signing:

 /s/ Alan K. Austin        Menlo Park, CA            May 15, 2007
 ------------------------  ------------------------  ------------------------
 [Signature]               [City, State]             [Date]

* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total: $477,250 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No. Form 13F File Number Name
       --- -------------------- -----------------------------------------
       1.  028-12354            Silver Lake (Offshore) AIV GP Ltd.
       2.  028-12356            Silver Lake Technology Associates, L.L.C.

                          FORM 13F INFORMATION TABLE
                   Silver Lake Technology Management, L.L.C.
                      FOR QUARTER ENDED -- March 31, 2007

                                                                                            Voting Authority
                     Title of           Value (x Shrs or prn SH/ Put/ Investment  Other   --------------------
Name of Issuer        Class     CUSIP    $1000)      amt     PRN Call Discretion Managers Sole   Shared   None
--------------       -------- --------- -------- ----------- --- ---- ---------- -------- ---- ---------- ----
GARTNER, INC........   COM    366651107 $316,751 13,225,518  SH         OTHER      2, *        13,225,518
SEAGATE TECHNOLOGY..   SHS    G7945J104 $160,499  6,921,038  SH         OTHER      1, *         6,921,038